CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 103,303	$ 61,083
Current investments	11,200	4,767
Accounts and other receivable	14,462	20,144
Income tax receivable	177	52
Inventories	27,485	16,640
Prepaid expenses	5,135	2,284
Total current assets	161,762	104,970
Non-current deposits	599	591
Deferred financing costs	0	294
Non-current IVA receivable	4,256	2,676
Income tax receivable	3,570	0
Deferred income tax asset	936	12,753
Intangible assets	40	492
Right-of-use leased assets	664	861
Mineral properties, plant and equipment	122,197	87,955
Total assets	294,024	210,592
Current liabilities
Accounts payable and accrued liabilities	31,991	27,764
Income taxes payable	4,228	3,038
Loans payable	4,128	3,578
Lease liabilities	207	173
Total current liabilities	40,554	34,553
Loans payable	6,366	6,094
Lease liabilities	794	921
Provision for reclamation and rehabilitation	7,397	8,876
Deferred income tax liability	1,506	1,077
Total liabilities	56,617	51,521
Shareholders' equity
Common shares, unlimited shares authorized, no par value, issued and outstanding 170,537,307 shares (Dec 31, 2020 - 157,924,708 shares)	585,406	517,711
Contributed surplus	6,331	9,662
Retained earnings (deficit)	(354,330)	(368,302)
Total shareholders' equity	237,407	159,071
Total liabilities and shareholders' equity	$ 294,024	$ 210,592